Schedule of investments
InvestEd 10 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 2.24%
iShares Core MSCI EAFE ETF	4,293	$ 298,406
iShares Core S&P 500 ETF	1,726	783,069
Total Exchange-Traded Funds (cost $903,473)		1,081,475

Affiliated Mutual Funds — 97.27%
Delaware Ivy Core Equity Fund Class R6	39,202	835,390
Delaware Ivy Corporate Bond Fund Class R6	374,494	2,175,809
Delaware Ivy Emerging Markets Equity Fund Class R6	10,081	236,492
Delaware Ivy Global Bond Fund Class R6	50,443	482,740
Delaware Ivy Government Securities Fund Class R6	2,476,787	13,027,902
Delaware Ivy International Core Equity Fund Class R6	15,333	295,918
Delaware Ivy International Value Fund Class R6	3,503	59,832
Delaware Ivy Large Cap Growth Fund Class R6	22,911	776,440
Delaware Ivy LaSalle Global Real Estate Fund Class R6	4,968	61,102
Delaware Ivy Limited-Term Bond Fund Class R6	2,017,725	21,408,066
Delaware Ivy Mid Cap Growth Fund Class R6	8,114	298,024
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	9,538	179,706
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	24,041	359,413
Delaware Ivy Securian Core Bond Fund Class R6	594,591	6,035,100
Delaware Ivy Small Cap Growth Fund Class R6	5,065	120,046
Delaware Ivy Value Fund Class R6	17,074	476,198
Total Affiliated Mutual Funds (cost $50,030,833)		46,828,178

Short-Term Investments — 0.47%
Money Market Mutual Fund — 0.47%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	225,859	225,859
Total Short-Term Investments (cost $225,859)		225,859
Total Value of Securities—99.98% (cost $51,160,165)		48,135,512

Receivables and Other Assets Net of Liabilities—0.02%		7,731
Net Assets Applicable to 4,973,530 Shares Outstanding—100.00%		$48,143,243
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
NQ-IV926 [3/22] 5/22 (2218475)    1

Schedule of investments
InvestEd 10 Portfolio (Unaudited)
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV926 [3/22] 5/22 (2218475)